Income tax (Tables)	12 Months Ended
Jun. 30, 2019
Income Tax [Abstract]
Schedule of income tax

The details of the provision for the Group's income tax, is as follows:

	June 30, 2019	June 30, 2018	June 30, 2017
Current income tax	(1,344)	(381)	(1,190)
Deferred income tax	3,034	6,661	(301)
Income tax from continuing operations	1,690	6,280	(1,491)

Schedule of statutory taxes rates

The statutory taxes rates in the countries where the Group operates for all of the years presented are:

Tax jurisdiction	Income tax rate
Argentina	25% - 35%
Uruguay	0% - 25%
U.S.A.	0% - 40%
Bermudas	0%
Israel	23% - 24%

Schedule of reconciliation of income tax expense

Below is a reconciliation between income tax expense and the tax calculated applying the current tax rate, applicable in the respective countries, to profit before taxes for years ended June 30, 2019, 2018 and 2017:

	June 30, 2019	June 30, 2018	June 30, 2017
Loss from continuing operations at tax rate applicable in the respective countries	7,363	353	1,420
Permanent differences:
Share of profit of associates and joint ventures	(1,036)	(223)	(379)
Unrecognized tax loss carryforwards	(2,977)	(2,810)	(2,600)
Change of tax rate	(238)	9,042	858
Gain / (loss) from sale of an associate	400	(300)	-
Tax inflation adjustment	(2,510)	-	-
Changes in fair value of financial instruments	328	(504)	896
Non-taxable profit / (loss), non-deductible expenses and others	360	722	(1,686)
Income tax from continuing operations	1,690	6,280	(1,491)

Schedule of deferred tax assets and liabilities

Deferred tax assets and liabilities of the Group as of June 30, 2019 and 2018 will be recovered as follows:

	June 30, 2019	June 30, 2018
Deferred income tax asset to be recovered after more than 12 months	8,403	9,236
Deferred income tax asset to be recovered within 12 months	1,449	1,700
Deferred income tax assets	9,852	10,936

	June 30, 2019	June 30, 2018
Deferred income tax liability to be recovered after more than 12 months	(32,993)	(50,960)
Deferred income tax liability to be recovered within 12 months	(13,255)	(714)
Deferred income tax liability	(46,248)	(51,674)
Deferred income tax assets (liabilities), net	(36,396)	(40,738)

Schedule of movement in the deferred income tax assets and liabilities

The movement in the deferred income tax assets and liabilities during the years ended June 30, 2019 and 2018, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:

	06.30.18	Cumulative translation adjustment	Charged / (Credited) to the statements of income	06.30.19
Assets
Investment properties and property, plant and equipment	160	(326)	285	119
Investments	-	-	4	4
Trade and other payables	3,224	139	643	4,006
Tax loss carry-forwards	6,853	(185)	(1,787)	4,881
Others	699	(42)	185	842
Subtotal assets	10,936	(414)	(670)	9,852
Liabilities
Investment properties and Property, plant and equipment	(46,591)	1,042	4,768	(40,781)
Trade and other receivables	(373)	-	(249)	(622)
Investments	-	(11)	(25)	(36)
Tax inflation adjustment	-	-	(2,111)	(2,111)
Borrowings	(901)	66	95	(740)
Intangible assets	(2,086)	181	320	(1,585)
Others	(1,723)	444	906	(373)
Subtotal liabilities	(51,674)	1,722	3,704	(46,248)
Assets (Liabilities), net	(40,738)	1,308	3,034	(36,396)

	06.30.17	Cumulative translation adjustment	Charged / (Credited) to the statements of income	Deconsolidation	Business combination	06.30.18
Assets
Investment property and property plant and equipment	165	99	(104)	-	-	160
Investments	25	-	(25)	-	-	-
Trade and other payables	4,071	(140)	(707)	-	-	3,224
Tax loss carry-forwards	5,952	696	203	-	2	6,853
Others	1,320	203	(174)	(650)	-	699
Subtotal assets	11,533	858	(807)	(650)	2	10,936
Liabilities	-	-	-	-	-	-
Investment properties and Property, plant and equipment	(38,881)	(15,597)	4,105	3,804	(22)	(46,591)
Trade and other receivables	(474)	91	10	-	-	(373)
Investments	(14)	2	12	-	-	-
Borrowings	(1,482)	(134)	715	-	-	(901)
Intangible assets	(4,172)	(1,230)	2,101	1,215	-	(2,086)
Others	(759)	(1,489)	525	-	-	(1,723)
Subtotal liabilities	(45,782)	(18,357)	7,468	5,019	(22)	(51,674)
Assets (Liabilities), net	(34,249)	(17,499)	6,661	4,369	(20)	(40,738)

Schedule of tax loss carry forward	As of June 30, 2019, the Group's recognized tax loss carry forward prescribed as follows:
Date	Total
2020	46
2021	25
2022	52
2023	85
2024	248
Subtotal	456
Do not expire	4,425
Total	4,881